SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Jan. 31, 2024
Selling, General and Administrative Expense [Abstract]
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES [Text Block]

15. SELLING, GENERAL AND ADMINISTRATIVE EXPENSES

A summary of the Company's selling, general and administration expenses for the years ended March 31, 2024 and January 31, 2024 is as follows:

	Years ended
	March 31, 2024	January 31, 2024
	$	$
Accounting and legal	110,240	892,733
Depreciation and amortization	207,225	1,408,976
License fees, taxes, and insurance	241,436	1,603,921
Office facilities and administrative	79,579	384,583
Operating lease costs	106,283	633,840
Other expenses	45,664	907,918
Professional fees and consulting	65,173	522,900
Salaries and wages	594,570	3,156,441
Sales, marketing, and promotion	21,581	75,561
Share-based compensation	-	22,128
Shareholder communications	2,465	16,523
Travel and entertainment	12,178	52,214
	1,486,394	9,677,738

15. SELLING, GENERAL AND ADMINISTRATIVE EXPENSES

A summary of the Company's selling, general and administration expenses for the years ended January 31, 2024 and 2023 is as follows:

	2024	2023
	$	$
Accounting and legal	892,733	716,349
Depreciation and amortization	1,408,976	1,365,018
License fees, taxes, and insurance	1,603,921	1,625,036
Office facilities and administrative	384,583	338,492
Operating lease costs	633,840	591,375
Other expenses	907,918	806,009
Professional fees and consulting	522,900	903,513
Salaries and wages	3,156,441	2,747,133
Sales, marketing, and promotion	75,561	83,672
Share-based compensation	22,128	209,441
Shareholder communications	16,523	18,128
Travel and entertainment	52,214	41,742
	9,677,738	9,445,908